Borrowings (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings

				Weighted average term			Weighted average rate
	December 31, 2020	December 31, 2019	January 1, 2019	December 31, 2020	December 31, 2019	January 1, 2019	December 31, 2020	December 31, 2019	January 1, 2019
	$	$	$	(years)	(years)	(years)	(%)	(%)	(%)
Revolving Credit __Facilities	439,600	513,200	523,125	3.07	4.05	3.44	2.81	4.50	5.82
Term Loans	1,426,370	1,399,309	1,443,125	5.51	5.79	6.04	2.69	4.12	4.76
Public Bonds	1,138,086	1,075,000	1,034,769	2.56	3.47	3.99	7.88	8.18	7.96
Non-Public Bonds	206,870	241,145	141,158	5.04	5.88	5.07	6.13	5.98	4.88
Total	3,210,926	3,228,654	3,142,177	4.10	4.75	4.89	4.77	5.67	6.00
Less: deferred financing __costs and other	(39,949)	(44,142)	(44,435)
Total borrowings	3,170,977	3,184,512	3,097,742
Less current portion	(362,079)	(353,238)	(554,336)
Long-term portion	2,808,898	2,831,274	2,543,406

Disclosure of maturity analysis for borrowings
As at December 31, 2020, the contractual maturities of the Partnership's obligations relating to the finance leases under the sale and leaseback transactions were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Obligations related to finance leases	141.6	7.9	7.5	7.5	7.5	7.5	103.7
As at December 31, 2020, the contractual maturities of the Partnership's borrowings were as follows:

	Total	1 Year	2 Years	3 Years	4 Years	5 Years	Thereafter
	(in millions of U.S. Dollars)
Borrowings:
Secured debt - scheduled repayments	1,279.0	294.2	231.6	207.9	160.1	124.9	260.3
Secured debt - repayments on maturity	793.8	69.0	70.5	274.6	182.0	—	197.7
Bond repayments	1,138.1	—	251.1	687.0	200.0	—	—
Total borrowings	3,210.9	363.2	553.2	1,169.5	542.1	124.9	458.0
Unsecured revolving credit facility - due to related parties(1)	229.0	—	—	—	229.0	—	—
(1)See Note 22a for additional information.